Vest Bitcoin Strategy Managed Volatility Fund
Investor Class Shares (BTCLX)
Institutional Class Shares (BTCVX)
Class Y Shares (BTCYX)
(the “Fund”)

Supplement dated May 1, 2026
to the Prospectus and Summary Prospectuses dated February 28, 2026
(as supplemented from time to time)

Effective immediately, the third sentence of the Fund's Principal Investment Strategies is hereby deleted in its entirety and replaced as follows:
The Bitcoin Reference Instrument that the Fund currently intends to invest is the iShares Bitcoin Trust ETF (ticker: IBIT).

*      *      *      *      *

If you have questions or need assistance, please contact your financial advisor directly or the Fund toll-free at 1-855-505-VEST (8378).

This Supplement and the existing Prospectus and Summary Prospectuses provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Summary Prospectuses have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-855-505-VEST (8378).